UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                   Washington, DC 20549

               FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-21091

Curan Fund, LLC
(Exact name of registrant as specified in charter)

500 Newport Center Dr, Ste 600, Newport Beach, CA 92660
 (Address of principal executive offices) (Zip code)

Mr. Benjamin J. Bornstein
Prospero Capital Management, LLC
500 Newport Center Dr, Ste 600, Newport Beach, CA 92660
 (Name and address of agent for service)

Registrants telephone number, including area code:
       (949) 219-0486

Date of fiscal year end:  December 31
-----------------------------------------------------

Date of reporting period:  July 1, 2005 - June 30, 2006
-----------------------------------------------------

Item 1. Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;
(b) The exchange ticker symbol of the portfolio security;
(c) The Council on Uniform Securities Identification
Procedures ("CUSIP") number for the portfolio security;
(d) The shareholder meeting date;
(e) A brief identification of the matter voted on;
(f) Whether the matter was proposed by the issuer or by a security holder;
(g) Whether the registrant cast its vote on the matter;
(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
(i)Whether the registrant cast its vote for or against management.


     a      b       c         d       e        f g h i

Amer Intl Gp  AIG 026874107 08/11/05 Dir Elec I Y F F
Amer Intl Gp  AIG 026874107 08/11/05 Auditors I Y F F

Handleman   HDL 410252100  9/7/05 Dir Elect   I Y F F

FedEx FDX 31428X106 9/26/05 Dir Elec	      I Y F F
FedEx FDX 31428X106 9/26/05 Stk Incen Pl      I Y F F
FedEx FDX 31428X106 9/26/05 Auditors 	      I Y F F
FedEx FDX 31428X106 9/26/05 Maj Vote          S Y AG F
FedEx FDX 31428X106 9/26/05 Pol Cont	      S Y AG F
FedEx FDX 31428X106 9/26/05 Maj Vote Dir      S Y AG F

Microsoft MSFT 594918104 11/09/05 Dir Elec    I Y F  F
Microsoft MSFT 594918104 11/09/05 Auditors    I Y F  F

AXA     AXA 054536107 12/16/05 Merger FinAXA  I Y F  F
AXA     AXA 054536107 12/16/05 Proposal 1     I Y F  F
AXA     AXA 054536107 12/16/05 Proposal 2     I Y F  F
AXA     AXA 054536107 12/16/05 Proposal 3     I Y F  F
AXA     AXA 054536107 12/16/05 Proposal 4     I Y F  F
AXA     AXA 054536107 12/16/05 Proposal 5     I Y F  F
AXA     AXA 054536107 12/16/05 Proposal 6     I Y F  F
AXA     AXA 054536107 12/16/05 Proposal 7     I Y F  F
AXA     AXA 054536107 12/16/05 Proposal 8     I Y F  F
AXA     AXA 054536107 12/16/05 Proposal 9     I Y F  F
AXA     AXA 054536107 12/16/05 Proposal 10    I Y F  F

Nokia     NOK  654902204 03/30/06 Dir Elec  I Y F F
Nokia     NOK  654902204 03/30/06 I/S, B/S  I Y F F
Nokia     NOK  654902204 03/30/06 Proposal  I Y F F
Nokia     NOK  654902204 03/30/06 Dir liab  I Y F F
Nokia     NOK  654902204 03/30/06 Dir Remun I Y F F
Nokia     NOK  654902204 03/30/06 Proposal  I Y F F
Nokia     NOK  654902204 03/30/06 Aud Remun I Y F F
Nokia     NOK  654902204 03/30/06 Auditors  I Y F F
Nokia     NOK  654902204 03/30/06 Proposal  I Y F F
Nokia     NOK  654902204 03/30/06 Inc Sh Cp I Y F F
Nokia     NOK  654902204 03/30/06 Stk Repur I Y F F
Nokia     NOK  654902204 03/30/06 Stk Disp  I Y F F

Citigroup C 172967101 4/18/06 Dir Elec      I Y F  F
Citigroup C 172967101 4/18/06 Auditors      I Y F  F
Citigroup C 172967101 4/18/06 Proposal 1    I Y F  F
Citigroup C 172967101 4/18/06 Proposal 2    I Y F  F
Citigroup C 172967101 4/18/06 Proposal 3    I Y F  F
Citigroup C 172967101 4/19/05 s/h prop1     S Y AG F
Citigroup C 172967101 4/19/05 s/h prop2     S Y AG F
Citigroup C 172967101 4/19/05 s/h prop3     S Y AG F
Citigroup C 172967101 4/19/05 s/h prop4     S Y AG F
Citigroup C 172967101 4/19/05 s/h prop5     S Y AG F
Citigroup C 172967101 4/19/05 s/h prop6     S Y AG F
Citigroup C 172967101 4/19/05 s/h prop7     S Y AG F

Washington Mutual WM 939322103  4/18/06	Dir Elec    I Y F  F
Washington Mutual WM 939322103  4/18/06	Auditors    I Y F  F
Washington Mutual WM 939322103  4/18/06	Incen Pln   I Y F  F
Washington Mutual WM 939322103  4/18/06	Exec Pln    I Y F  F
Washington Mutual WM 939322103  4/18/06	Dir Elect   I Y F  F
Washington Mutual WM 939322103  4/18/06	s/h prop    S Y AG F

BP       BP 055622104 04/20/06 Dir Elec       I Y F  F
BP       BP 055622104 04/20/06 Auditors       I Y F  F
BP       BP 055622104 04/20/06 Dir Remun      I Y F  F
BP       BP 055622104 04/20/06 Aud Remun      I Y F  F
BP       BP 055622104 04/20/06 Shr Allot      I Y F  F
BP       BP 055622104 04/20/06 Shr Allot      I Y F  F
BP       BP 055622104 04/20/06 Shr Allot      I Y F  F

Merck     MRK 589331107 04/25/06  Dir Elec    I Y F  F
Merck     MRK 589331107 04/25/06  Auditors    I Y F  F
Merck     MRK 589331107 04/25/06  Incen Pln   I Y F  F
Merck     MRK 589331107 04/25/06  Opt Pln     I Y F  F
Merck     MRK 589331107 04/25/06  s/h prop1   S Y AG F
Merck     MRK 589331107 04/25/06  s/h prop2   S Y AG F
Merck     MRK 589331107 04/25/06  s/h prop3   S Y AG F

Amer Elec Pwr AEP 025537101 4/25/06 Dir Elec   I Y F  F
Amer Elec Pwr AEP 025537101 4/25/06 Auditors   I Y F  F

Altria	  MO   02209S103 04/27/06 Dir Elec  I Y F  F
Altria	  MO   02209S103 04/27/06 Auditor   I Y	F  F
Altria	  MO   02209S103 04/27/06 s/h prop1 S Y	F  AG
Altria	  MO   02209S103 04/27/06 s/h prop2 S Y	AG F
Altria	  MO   02209S103 04/27/06 s/h prop3 S Y	AG F
Altria    MO   02209S103 04/27/06 s/h prop4 S Y	AG F
Altria	  MO   02209S103 04/27/06 s/h prop5 S Y	AG F
Altria	  MO   02209S103 04/27/06 s/h prop6 S Y	AG F
Altria    MO   02209S103 04/27/06 s/h prop7 S Y	AG F

Pfizer   PFE 717081103 04/27/06  Dir Elec     I Y F  F
Pfizer   PFE 717081103 04/27/06  Auditors     I Y F  F
Pfizer   PFE 717081103 04/27/06  Proposal     I Y F  F
Pfizer   PFE 717081103 04/27/06  s/h prop1    S Y AG F
Pfizer   PFE 717081103 04/27/06  s/h prop2    S Y AG F
Pfizer   PFE 717081103 04/27/06  s/h prop3    S Y F  AG
Pfizer   PFE 717081103 04/27/06  s/h prop4    S Y F  AG
Pfizer   PFE 717081103 04/27/06  s/h prop5    S Y AG F
Pfizer   PFE 717081103 04/27/06  s/h prop6    S Y AG F
Pfizer   PFE 717081103 04/27/06  s/h prop7    S Y AG F

St Paul Travelers STA 792860108  5/03/06  Dir Elec      I Y F  F
St Paul Travelers STA 792860108  5/03/06  Auditors      I Y F  F
St Paul Travelers STA 792860108  5/03/06  s/h prop      S Y AG F
St Paul Travelers STA 792860108  5/03/06  s/h prop      S Y AG F

AXA     AXA 054536107 05/04/06 Co f/s		I Y F  F
AXA     AXA 054536107 05/04/06 consol f/s     	I Y F  F
AXA     AXA 054536107 05/04/06 Euro Div      	I Y F  F
AXA     AXA 054536107 05/04/06 Auditor     	I Y F  F
AXA     AXA 054536107 05/04/06 Supr Board     	I Y F  F
AXA     AXA 054536107 05/04/06 Auditor     	I Y F  F
AXA     AXA 054536107 05/04/06 Auditor     	I Y F  F
AXA     AXA 054536107 05/04/06 Mgmt pur sh     	I Y F  F
AXA     AXA 054536107 05/04/06 Mgmt redu cap    I Y F  F
AXA     AXA 054536107 05/04/06 auth req		I Y F  F

Loews Corp LTR 540424108 5/08/06 Dir Elect    I Y F  F
Loews Corp LTR 540424108 5/08/06 Auditors     I Y F  F
Loews Corp LTR 540424108 5/08/06 s/h prop1    S Y F  AG
Loews Corp LTR 540424108 5/08/06 s/h prop2    S Y AG F

Loews Corp LTR 540424207 5/08/06 Dir Elect    I Y F  F
Loews Corp LTR 540424207 5/08/06 Auditors     I Y F  F
Loews Corp LTR 540424207 5/08/06 s/h prop1    S Y F  AG
Loews Corp LTR 540424207 5/08/06 s/h prop2    S Y AG F

MASCO  MAS 574599106 5/08/06 Dir Elect     I Y F F
MASCO  MAS 574599106 5/09/06 Auditors      I Y F F

Amgen AMGN 031162100 5/10/06 Dir Elect I Y F  F
Amgen AMGN 031162100 5/10/06 Auditors  I Y F  F
Amgen AMGN 031162100 5/10/06 s/h prop1 S Y AG F
Amgen AMGN 031162100 5/10/06 s/h prop2 S Y AG F
Amgen AMGN 031162100 5/10/06 s/h prop3 S Y AG F
Amgen AMGN 031162100 5/10/06 s/h prop4 S Y AG F
Amgen AMGN 031162100 5/10/06 s/h prop5 S Y AG F
Amgen AMGN 031162100 5/10/06 s/h prop6 S Y F  F

WellPoint Health WLP 94973V107 5/16/06 Dir Elec    I Y F F
WellPoint Health WLP 94973V107 5/16/06 Incen Comp  I Y F F
WellPoint Health WLP 94973V107 5/16/06 Auditors    I Y F F

JP Morgan JPM 46625H100 5/16/06 Dir Elect      I Y F  F
JP Morgan JPM 46625H100 5/16/06 Auditors       I Y F  F
JP Morgan JPM 46625H100 5/16/06 s/h prop1      S Y AG F
JP Morgan JPM 46625H100 5/16/06 s/h prop2      S Y AG F
JP Morgan JPM 46625H100 5/16/06 s/h prop3      S Y F  AG
JP Morgan JPM 46625H100 5/16/06 s/h prop4      S Y AG F
JP Morgan JPM 46625H100 5/16/06 s/h prop5      S Y AG F
JP Morgan JPM 46625H100 5/16/06 s/h prop6      S Y AG F
JP Morgan JPM 46625H100 5/16/06 s/h prop7      S Y AG F
JP Morgan JPM 46625H100 5/16/06 s/h prop8      S Y AG F
JP Morgan JPM 46625H100 5/16/06 s/h prop9      S Y F  AG
JP Morgan JPM 46625H100 5/16/06 s/h prop10     S Y AG F
JP Morgan JPM 46625H100 5/16/06 s/h prop11     S Y AG F

Amer Intl Gp  AIG 026874107 05/17/06 Dir Elec   I Y F  F
Amer Intl Gp  AIG 026874107 05/17/06 Auditors   I Y F  F
Amer Intl Gp  AIG 026874107 05/17/06 Incen pln  I Y F  F

Fremont Gen FMT 357288109 05/18/06 Dir Elect  I Y F F
Fremont Gen FMT 357288109 05/18/06 Incen pln  I Y F F
Fremont Gen FMT 357288109 05/18/06 Auditors   I Y F F

Discovery Hld  DISCA       25468Y107 05/31/06 Dir Elect  I Y F F
Discovery Hld  DISCA       25468Y107 05/31/06 Incen pln  I Y F F
Discovery Hld  DISCA       25468Y107 05/31/06 Auditor    I Y F F

Genesee & Wyoming GWR 371559105 05/31/06 Dir Elect  I Y F F
Genesee & Wyoming GWR 371559105 05/31/06 Auditors   I Y F F


iStar Fin SFI 45031U101 05/31/06	Dir Elect     I Y F F
iStar Fin SFI 45031U101 05/31/06	Charter appro I Y F F
iStar Fin SFI 45031U101 05/31/06	Incen pln     I Y F F
iStar Fin SFI 45031U101 05/31/06	Auditors      I Y F F

Chesapeake Eng   CHK       165167107 06/09/06 Dir Elec    I Y F F
Chesapeake Eng   CHK       165167107 06/09/06 Incr shrs   I Y F F
Chesapeake Eng   CHK       165167107 06/09/06 Incen pln   I Y F F

Nam Tai Elec NTE 629865205 06/09/06 Dir Elect    I Y F F
Nam Tai Elec NTE 629865205 06/09/06 Auditors     I Y F F
Nam Tai Elec NTE 629865205 06/09/06 Stk Opt Pl   I Y F F

Carmax KMX 143130102 6/20/06 Dir Elect      I Y F F
Carmax KMX 143130102 6/20/06 Auditors       I Y F F
Carmax KMX 143130102 6/20/06 Stk Incen Pl   I Y F F

MS India Inv   IIF        61745C105 06/20/06 Elect Dir I Y F F






                      SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Curan Fund, LLC

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President
       Curan Fund, LLC

Date:  August 29, 2006